Stockholders’ Equity - 3 (Details) - USD ($)																																							1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 09, 2026	Feb. 24, 2026	Jan. 01, 2026	Dec. 31, 2025	Dec. 26, 2025	Dec. 08, 2025	Dec. 05, 2025	Dec. 01, 2025	Nov. 18, 2025	Nov. 11, 2025	Nov. 09, 2025	Nov. 01, 2025	Oct. 31, 2025	Oct. 30, 2025	Oct. 21, 2025	Sep. 25, 2025	Sep. 09, 2025	Jul. 23, 2025	Jun. 30, 2025	Jun. 27, 2025	Jun. 25, 2025	Jun. 23, 2025	May 06, 2025	Mar. 04, 2025	Feb. 28, 2025	Feb. 27, 2025	Feb. 06, 2025	Jan. 06, 2025	Jan. 02, 2025	Nov. 26, 2024	Nov. 11, 2024	Oct. 18, 2024	Aug. 31, 2024	Aug. 20, 2024	Aug. 09, 2024	Jul. 26, 2024	May 31, 2024	Feb. 01, 2024	Jun. 30, 2025	Feb. 28, 2025	Feb. 26, 2025	Feb. 29, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 16, 2025	Dec. 30, 2024	Nov. 27, 2024	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Apr. 20, 2023	Oct. 20, 2022
Stockholders’ Equity [Line Items]
Shares issued	800,200				40,404															3,000		100	4,500							39,824	16,667		125,000														33,837
Gross proceeds (in Dollars)																																												$ 276,140
Stock based compensation (in Dollars)																																											11,307,992	949,924		$ 3,567,402
Gain loss on settlement of debt (in Dollars)							$ 4,957																																				(2,376)	105,605
Fair value of stock based compensation (in Dollars)																	$ 2,890,000																										$ 11,204,777	949,932		$ 5,305,221	$ 4,132,852
Membership interests				20.00%																														10.00%												20.00%			20.00%		8.26%	1.50%	48.72%	18.00%
Stock issued for acquiring marketable securities																							4,500
Shares issued upon exercise of warrants				22,500											110,450							100																			224,820
Gross proceeds from warrant (in Dollars)																						$ 2,000																								$ 2,000
Stockholders' Equity, Reverse Stock Split		1-for-20
Shares issued for reverse stock split		10,577
Common stock, shares outstanding				757,783																																							770,179			757,783	230,514
				757,792																																							770,188			757,792	230,701
Per share market price (in Dollars per share)																																											$ 10
Comprehensive Income (Loss), Net of Tax, Attributable to Parent (in Dollars)																																											$ (14,823,762)	(2,040,033)		$ (9,365,240)	$ (4,793,585)
Stock options available of exercises																																											1,093,500			466,243
Curent exercise price of stock options (in Dollars per share)																																											$ 9.88			$ 4.34
Warrants issued (in Dollars)																																														$ 2,000
Warrants exercise price (in Dollars per share)				$ 10																																							$ 10			$ 10
Warrants to purchase shares																																												8,825
Amortization of fair value allocated to warrants as debt discount (in Dollars)																		$ 1,027														$ 3,841											$ 172			$ 4,862	$ 17,901
Expected life																																											9 years 10 months 2 days			9 years 14 days
Conversion price (in Dollars per share)											$ 10			$ 20
Purchase price per share (in Dollars per share)				$ 11.4																																										$ 11.4
Total unrecognized compensation expense (in Dollars)				$ 0																																										$ 0
Shares issued for option in reverse stock split, description																																														On February 12, 2024, the Company issued 47,938 stock options with an exercise price of $38.40, a vesting date of August 1, 2024, and an expiration date of February 12, 2034.On April 30, 2024, the Company issued 48,500 stock options with an exercise price of $35.60, a vesting date of August 1, 2024, and an expiration date of April 30, 2034.On February 12, 2024, the Company’s Board voted to lower the exercise price of 6,800 stock options from $300 to $38.40. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On April 30, 2024, the Company’s Board voted to lower the exercise price of 54,738 stock options from $38.40 to $35.60. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On August 9, 2024, the Company’s Board voted to lower the exercise price of 103,238 stock options from $35.60 to $17.40. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On September 23, 2024, the Company’s Board voted to lower the exercise price of 103,238 stock options from $17.40 to $6.00. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.
Warrant activity, description 2																																															During the year ended December 31, 2024, a deemed dividend of $33,017,888 was recorded to the Consolidated Statements of Operations and Comprehensive Loss, of which $2,071,061 as in relation to the issuance of new warrants and $30,946,827 was in relation to the trigger of down round provision in outstanding warrants.During the year ended December 31, 2024, a total of 20,562 warrants with a fair value of $363,173 were issued with convertible notes and promissory notes.During the year ended December 31, 2024, a total of 266,883 warrants with a fair value of $4,526,593 were issued with the sale of common stock, the conversion of promissory notes, or the conversion of payables. This includes the settlement of $250,000 in accounts payable for consideration of 15,000 warrants with an exercise price of $20.00 and a fair value of $149,990, resulting in a gain on settlement of liability of $100,003.565,971 warrants were cancelled on September 30, 2024 pursuant to the rescission of converted payroll and payable amounts (see Shares issued for settlement of compensation to employees and consultants for further detail on these conversions and their cancellation), leading to the reversal of $2,455,532 in deemed dividend related to the issuance of new warrants and $7,515,455 in deemed dividend related to the trigger of down round provisions.During the year ended December 31, 2025, a deemed dividend of $2,071,047 was recorded to the consolidated statements of operations and comprehensive loss.During the year ended December 31, 2025, a total of 23,275 warrants with a fair value of $1,561,528 were issued with convertible notes and promissory notes.
Warrant activity, description 3																																														During the year ended December 31, 2024, a total of 266,883 warrants with a fair value of $4,526,593 were issued with the sale of common stock, the conversion of promissory notes, or the conversion of payables. This includes the settlement of $250,000 in accounts payable for consideration of 15,000 warrants with an exercise price of $20.00 and a fair value of $149,990, resulting in a gain on settlement of liability of $100,003.565,971 warrants were cancelled on September 30, 2024 pursuant to the rescission of converted payroll and payable amounts (see Shares issued for settlement of compensation to employees and consultants for further detail on these conversions and their cancellation), leading to the reversal of $2,455,532 in deemed dividend related to the issuance of new warrants and $7,515,455 in deemed dividend related to the trigger of down round provisions.
Warrant activity, description																																														During the year ended December 31, 2025, a deemed dividend of $2,071,047 was recorded to the consolidated statements of operations and comprehensive loss.
Fair value of warrants (in Dollars)																																											$ (270,784)			$ 992,731	$ (7,836,522)
Common stock par value (in Dollars per share)				$ 0.001																																							$ 0.001			$ 0.001	$ 0.001
Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Stockholders' Equity, Reverse Stock Split									1-for-20
Warrant [Member]
Stockholders’ Equity [Line Items]
Prepaid expense (in Dollars)																																											$ 2,532	0
Remaining prepaid balance (in Dollars)																																											$ 18,008
Warrants exercise price (in Dollars per share)				$ 0.9																																										$ 0.9
Fair value of warrants (in Dollars)																									$ 1,363,243															$ 1,363,243
Deemed dividend (in Dollars)																																												$ 1,311,581
Warrants to purchase shares																																											58,594
Amortization of fair value allocated to warrants as debt discount (in Dollars)																																											$ 238,170
Expected life																																											3 years 4 months 2 days			3 years 6 months 18 days
Fair value of warrants (in Dollars)																																					$ 177,560
Bonus Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants exercise price (in Dollars per share)										$ 10.2
Fair value of warrants (in Dollars)										$ 991,423
Warrant granted										145,483
OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued					57,600
Shares issued for stock based compensation					480,000
Fair value of stock based compensation (in Dollars)					$ 57,600
Membership interests					24.00%
Flewber Global, Inc. [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants exercise price (in Dollars per share)																										$ 20
Fair value of warrants (in Dollars)																									$ 1,363,243	$ 6,726,164
Warrant granted																									82,289	375,503														82,289
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																		21,675	2,000,000	1,750				13,807
Shares issued for stock based compensation																																											1,819	8,683		57,125	19,476
Fair value of stock based compensation (in Dollars)																																											$ 1	$ 8		$ 56	$ 19
Shares issued upon exercise of warrants																			10,000
Warrants issued (in Dollars)																																												225		$ 368
Purchase price per share (in Dollars per share)																																				$ 24
Common stock par value (in Dollars per share)																																											$ 0.001
Stock Based Compensation in Creatd, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued for services																			23,442							25,000	6,250	2,433
Fair value of issuances (in Dollars)																			$ 187,583								$ 131,250	$ 22,377
Service contract with vendor, term																											6 months
Services recognized from vendor (in Dollars)																											$ 109,250
Prepaid expense (in Dollars)																											$ 21,875
Shares issuable in connection with acquisition																										25,000
Shares issued for stock based compensation																										23,442
Mezzanine Equity [Member]
Stockholders’ Equity [Line Items]
Mezzanine equity, shares sold																																										12,204
Proceeds from issuance of mezzanine equity (in Dollars)																																										$ 84,790
Common stock, shares outstanding				100,000,000																																						100,000,000				100,000,000
				100,000,000																																						100,000,000				100,000,000
Redemption right exercisable term																																													5 years
Convetible preferred stock common stock per share (in Dollars per share)																																													$ 12
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																						12,204
Expected life																																														5 years
Flewber Global, Inc. [Member]
Stockholders’ Equity [Line Items]
Gross proceeds (in Dollars)																																								$ 276,140
MineralRite Corporation [Member]
Stockholders’ Equity [Line Items]
Stock acquired through acquisition of marketable securities																							17,000,000
Acquisition of Flewber Global Inc [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																																								$ 82,289
Convertible Promissory Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued				23,275																																										23,275
Fly Flyte, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate	100.00%			80.02%													19.98%					10.00%																								80.02%		10.00%
Vocal, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate				20.00%																																							20.00%			20.00%	41.73%			1.70%
OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate				20.00%																																							20.00%			20.00%	44.00%			1.50%
Stock Options [Member]
Stockholders’ Equity [Line Items]
Stock based compensation (in Dollars)																																														$ 3,025,061
Common share equivalents authorized for issuance																																											1,754,368
Common share grant date maximum term																																											10 years
Per share market price (in Dollars per share)																																											$ 9.9
Comprehensive Income (Loss), Net of Tax, Attributable to Parent (in Dollars)																																											$ 11,163,501	798,417
Unrecognized compensation expense related to unvested employee options (in Dollars)				$ 45,239																																							$ 86,989			45,239
Curent exercise price of stock options (in Dollars per share)																$ 5
Expected life																																											9 years 10 months 2 days
Stock Options [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Stock options available of exercises																466,162
Stock Options [Member] | Cash received for common stock [Member]
Stockholders’ Equity [Line Items]
Outstanding options intrinsic value (in Dollars)																																											$ 3,361,319
Exercisable options intrinsic value (in Dollars)																																											3,288,569
Vocal, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued for stock based compensation					40,404
Fair value of stock based compensation (in Dollars)					$ 78,010
Membership interests					21.73%
Marc Sellouk, CEO of Flewber Global, Inc. [Member] | Stock Based Compensation in Creatd, Inc. [Member]
Stockholders’ Equity [Line Items]
Fair value of issuances (in Dollars)																										$ 450,000
Shares issued for settlement of liabilities [Member]
Stockholders’ Equity [Line Items]
Gain loss on settlement of debt (in Dollars)																					$ 244,032			$ 1,844					$ 536
Shares issued for acquisition of consolidated subsidiary [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants exercise price (in Dollars per share)																										$ 20
Fair value of warrants (in Dollars)																										$ 6,726,164
Shares issued for acquisition of consolidated subsidiary [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																										$ 375,503																				157,983
Fair value of warrants (in Dollars)				$ 1,070,291																																										1,070,291
Fair value of warrants (in Dollars)																																														$ 26,229
Common stock par value (in Dollars per share)				$ 15																																										$ 15
Shares issued for rounding in reverse stock split [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																																											2,000
Fair value of warrants (in Dollars)																																											20,540
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																			1,050,000,000
Maximum [Member] | Fly Flyte, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate					41.73%
Maximum [Member] | Vocal, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate					41.71%
Maximum [Member] | Vocal, Inc. [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Ownership rate					41.73%
Maximum [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate					44.00%
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																			1,000,000,000
Minimum [Member] | Fly Flyte, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate					20.00%
Minimum [Member] | Vocal, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate					20.00%
Minimum [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate					20.00%
Series I Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																				12,500																			14,812
Series I Convertible Preferred Stock [Member] | Stock Based Compensation in Creatd, Inc. [Member]
Stockholders’ Equity [Line Items]
Fair value of issuances (in Dollars)																			$ 592,465
Shares issued for stock based compensation																			14,812
Preferred series share																			14,812																				14,812
Stock Based Compensation in Creatd, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued for services			1,819			5,000	10,000	2,686				2,500	10,000
Fair value of issuances (in Dollars)			$ 20,737			$ 59,900	$ 105,200	$ 22,557				$ 15,000
Prepaid expense (in Dollars)																																											32,045
Fair value (in Dollars)													$ 60,000
Services to be provided by vendor (in Dollars)													$ 68,000
Stock based compensation (in Dollars)																																											22,185	$ 0
Remaining prepaid balance (in Dollars)																																											10,276
Outstanding liabilities (in Dollars)								20,000
Stock Based Compensation in Creatd, Inc. [Member] | Vendor [Member]
Stockholders’ Equity [Line Items]
Stock based compensation (in Dollars)																																											29,834
Stock Based Compensation in Creatd, Inc. [Member] | Shares issued for settlement of liabilities [Member]
Stockholders’ Equity [Line Items]
Gain loss on settlement of debt (in Dollars)								$ 2,557
Stock Based Compensation in Creatd, Inc. [Member] | Consultants [Member]
Stockholders’ Equity [Line Items]
Stock based compensation (in Dollars)																																											$ 73,395
Common Stock [Member]
Stockholders’ Equity [Line Items]
Conversion price (in Dollars per share)																																														$ 0.6
Common stock par value (in Dollars per share)																																																							$ 0.001
Common Stock [Member] | Stock Options [Member]
Stockholders’ Equity [Line Items]
Outstanding options intrinsic value (in Dollars)				$ 3,850,678																																										$ 3,850,678
Exercisable options intrinsic value (in Dollars)				$ 3,759,178																																										$ 3,759,178
Common Stock [Member] | Minimum [Member] | Vocal, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate					20.00%